Finance Receivables And Loans, Net (Impaired Financing Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 661	$ 704
Carrying value before allowance	658	700
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	69	91
Impaired Financing Receivable, with Related Allowance, Recorded Investment	589	609
Impaired Financing Receivable, Related Allowance	86	106
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	584	622
Carrying value before allowance	581	618
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	64	86
Impaired Financing Receivable, with Related Allowance, Recorded Investment	517	532
Impaired Financing Receivable, Related Allowance	66	85
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	315	282
Carrying value before allowance	315	282
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	315	282
Impaired Financing Receivable, Related Allowance	22	23
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	269	340
Carrying value before allowance	266	336
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	64	86
Impaired Financing Receivable, with Related Allowance, Recorded Investment	202	250
Impaired Financing Receivable, Related Allowance	44	62
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	9	8
Carrying value before allowance	9	7
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5	4
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4	3
Impaired Financing Receivable, Related Allowance	1	0
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	260	332
Carrying value before allowance	257	329
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	59	82
Impaired Financing Receivable, with Related Allowance, Recorded Investment	198	247
Impaired Financing Receivable, Related Allowance	43	62
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	77	82
Carrying value before allowance	77	82
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5	5
Impaired Financing Receivable, with Related Allowance, Recorded Investment	72	77
Impaired Financing Receivable, Related Allowance	20	21
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	25	32
Carrying value before allowance	25	32
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	4	4
Impaired Financing Receivable, with Related Allowance, Recorded Investment	21	28
Impaired Financing Receivable, Related Allowance	3	5
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	44	46
Carrying value before allowance	44	46
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	44	46
Impaired Financing Receivable, Related Allowance	15	15
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	8	4
Carrying value before allowance	8	4
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1	1
Impaired Financing Receivable, with Related Allowance, Recorded Investment	7	3
Impaired Financing Receivable, Related Allowance	$ 2	$ 1